DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding forward contracts, notional amount	$ 3,174		$ 4,357
Realized gain arising during the period from foreign currency derivative contracts	24	$ 91
Unrealized gain arising during the period from foreign currency derivative contracts	84	$ 145
Outstanding unrealized gain (loss) from forward contracts	41		(19)
Fair value of outstanding forward contracts	41		$ (19)
Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain arising during the period from foreign currency derivative contracts	$ 24